VAN DEVENTER & HOCH
                               -------------------
                               AMERICAN VALUE FUND










                               Semi-Annual Report
                                 April 30, 2001

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND


June 15, 2000

Dear Fellow Shareholder:

The AST American Value Fund has performed very well recently, with the Fund posting a positive return of 5.92% for the six month period ending April 30, 2001. By comparison, the S&P 500 Index declined 12.07% for the same period.

The Fund's strong performance for the period under review can be attributed to several factors. Foremost, many of the Fund's holdings have appreciated significantly from last year's lows as other investors have also recognized the inherent value of these businesses. Secondly, the Fund's significant investments in economically sensitive industries and sectors has contributed positively to the period's returns. These stocks have risen in response to lower interest rates and expectations of a rebound in economic growth. Thirdly, although the Fund is more concentrated in economically sensitive sectors, we have maintained broad diversification. This diversification has helped stabilize the Fund's returns by muting the negative impact of the Fund's technology and telecommunication holdings.

As this year continues to unfold, more investors are recognizing the positive prospects for stocks: interest rates are low, monetary policies are accommodative, inflation is contained and the Government's finances are in surplus. In this favorable environment, it is likely that the earnings of corporate America will resume growing at above-average rates in the years ahead. And, in turn, reasonably valued stocks should have room to continue advancing.

We will continue to focus the Fund's investments on attractively valued securities of financially sound and growing businesses. We believe this disciplined strategy should continue to meet the Fund's objectives of safety and long-term growth of capital.

Cordially,

/s/ Russell Kartub

Russell Kartub
Portfolio Manager for American Value Fund

Footnotes:

Remember past performance is no guarantee of future results. Fund share values and returns fluctuate and investors may have a gain or a loss when shares are redeemed.

The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. Indexes do not incur expenses and are not available for direct investment.

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
Shares      COMMON STOCKS: 97.28%                                   Market Value
--------------------------------------------------------------------------------
            BASIC MATERIALS: 3.36%
   6,000    Praxair, Inc. ......................................    $   283,980
                                                                    -----------
            CAPITAL GOODS: 14.97%
   2,000    Avery Dennison Corp. ...............................        112,140
   2,000    Boeing Co. .........................................        123,600
   6,500    Crown Cork & Seal Co., Inc. ........................         28,014
   3,000    Emerson Electric Co. ...............................        199,950
   3,000    Fluor Corp. ........................................        158,130
   2,300    Honeywell International, Inc. ......................        112,424
   6,500    ITT Industries, Inc. ...............................        286,455
   8,300    Reliance Steel & Aluminum Co. ......................        243,190
                                                                    -----------
                                                                      1,263,903
                                                                    -----------
            COMMUNICATION SERVICES: 5.05%
     350    Avaya, Inc.* .......................................          5,177
   2,000    Bell South Corp. ...................................         83,920
   7,000    MCI WorldCom, Inc.* ................................        127,750
   1,500    SBC Communications, Inc ............................         61,875
     734    VelocityHSI, Inc ...................................             33
   2,684    Verizon Communications .............................        147,808
                                                                    -----------
                                                                        426,563
                                                                    -----------
            CONSUMER CYCLICAL: 15.82%
   8,000    Delphi Automotive Systems Corp. ....................        119,200
   7,500    Masco Corp .........................................        172,500
  18,000    Mattel, Inc. .......................................        290,700
   3,000    May Department Stores Co. ..........................        111,750
   9,000    Sherwin-Williams Co. ...............................        188,820
   4,000    Tribune Co. ........................................        168,560
   7,000    V F Corp. ..........................................        284,130
                                                                    -----------
                                                                      1,335,660
                                                                    -----------
            CONSUMER STAPLES: 7.43%
   7,000    Albertson's, Inc. ..................................        233,800
  12,000    Bowne & Co., Inc. ..................................        120,000
   3,000    Clorox Co. .........................................         95,490
   3,000    Kimberly-Clark Corp. ...............................        178,200
                                                                    -----------
                                                                        627,490
                                                                    -----------

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

--------------------------------------------------------------------------------
Shares                                                              Market Value
--------------------------------------------------------------------------------
            ENERGY: 8.87%
   3,000    Halliburton Co. ....................................    $   129,630
   9,500    Occidental Petroleum Corp. .........................        286,140
   2,600    Phillips Petroleum Co. .............................        154,960
   5,000    Texas Pacific Land Trust ...........................        178,500
                                                                    -----------
                                                                        749,230
                                                                    -----------
            FINANCIAL SERVICES: 15.82%
   2,500    A.G. Edwards, Inc. .................................        101,675
   4,000    Allstate Corp. .....................................        167,000
   2,000    Fannie Mae .........................................        160,520
   2,400    MBIA, Inc. .........................................        114,840
   3,000    Metris Companies, Inc. .............................         90,000
   2,500    T. Rowe Price Associates ...........................         86,900
   4,000    UnumProvident Corp. ................................        119,640
   2,000    Wachovia Corp.* ....................................        121,600
   3,720    Washington Mutual, Inc. ............................        185,740
   4,000    Wells Fargo Co. ....................................        187,880
                                                                    -----------
                                                                      1,335,795
                                                                    -----------
            HEALTH CARE: 8.02%
   4,000    Bristol Myers Squibb Co. ...........................        224,000
   2,000    Johnson & Johnson ..................................        192,960
   1,400    Merck & Co., Inc ...................................        106,358
   4,000    Schering-Plough Corp. ..............................        154,160
                                                                    -----------
                                                                        677,478
                                                                    -----------
            TECHNOLOGY: 14.38%
   1,000    Applied Materials, Inc.* ...........................         54,600
   8,500    Compaq Computer Corp. ..............................        148,750
   4,000    Electronic Data Systems Corp. ......................        258,000
   3,000    Intel Corp. ........................................         92,730
   1,500    International Business Machines Corp. ..............        172,710
   9,000    Lucent Technologies, Inc. ..........................         90,090
   2,700    Microsoft Corp.* ...................................        182,925
   3,500    Motorola, Inc. .....................................         54,425
   2,500    Texas Instruments, Inc. ............................         96,750
   7,000    Xerox Corp. ........................................         63,280
                                                                    -----------
                                                                      1,214,260
                                                                    -----------

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

--------------------------------------------------------------------------------
Shares                                                              Market Value
--------------------------------------------------------------------------------
            TRANSPORTATION & SERVICES: 1.01%
   1,500    Union Pacific Corp.                                     $    85,335
                                                                    -----------
            UTILITIES: 2.53%
   4,000    American Water Works Co., Inc.                              124,000
   1,500    FPL Group, Inc.                                              89,850
                                                                    -----------
                                                                        213,850
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $7,454,233+)                                        8,213,544
                                                                    -----------
Principal
 Amount     SHORT-TERM INVESTMENTS: 2.73%
--------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS: 0.01%
$    292    UMB Money Market Fiduciary (Cost $292)                          292
                                                                    -----------
            U.S. TREASURY OBLIGATIONS: 2.72%
 231,000    U.S. Treasury Bill, due 12/07/2001 (Cost $228,649)          230,136
                                                                    -----------
            TOTAL SHORT-TERM INVESTMENTS (Cost $228,941)                230,428
                                                                    -----------
            TOTAL INVESTMENTS IN SECURITIES
              (Cost $7,683,175): 100.01%                              8,443,972
            Liabilities in excess of Other Assets: (0.01%)                 (721)
                                                                    -----------
            NET ASSETS: 100%                                        $ 8,443,251
                                                                    ===========

* Non-income producing security.
+ Gross unrealized appreciation and depreciation of securities is as follows:

            Gross unrealized appreciation                             1,758,792
            Gross unrealized depreciation                              (999,481)
                                                                    -----------
            Net unrealized appreciation                                 759,311
                                                                    ===========

See accompanying Notes to Financial Statements.

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES AT APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value
    (identified cost $7,684,661) ...............................    $ 8,443,972
  Cash
  Receivables:
    Dividends and interest .....................................         10,309
  Other Assets .................................................          1,281
                                                                    -----------
        Total assets ...........................................      8,455,562
                                                                    -----------
LIABILITIES
  Accrued expenses .............................................         12,311
                                                                    -----------
        Total liabilities ......................................         12,311
                                                                    -----------

NET ASSETS .....................................................    $ 8,443,251
                                                                    ===========

  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    [$8,443,251 / 678,819 shares outstanding; unlimited
    number of shares authorized without par value] .............    $     12.44
                                                                    ===========

COMPONENTS OF NET ASSETS
  Paid-in capital ..............................................    $ 7,375,399
  Undistributed net investment income ..........................         27,838
  Accumulated net realized gain on investments .................        280,703
  Net unrealized appreciation on investments ...................        759,311
                                                                    -----------
        Net assets .............................................    $ 8,443,251
                                                                    ===========

See accompanying Notes to Financial Statements.

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income
    Dividends ..................................................    $    67,243
    Interest ...................................................          6,034
                                                                    -----------
        Total income ...........................................         73,277
                                                                    -----------
  Expenses (Note 3)
    Management fees ............................................         28,318
    Administration fees ........................................         28,318
    Distribution fees ..........................................          7,776
                                                                    -----------
        Total expenses .........................................         64,412
                                                                    -----------
            NET INVESTMENT INCOME ..............................          8,865
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments .............................        281,588
  Net change in unrealized appreciation on investments .........        178,487
                                                                    -----------
    Net realized and unrealized gain on investments ............        460,075
                                                                    -----------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...    $   468,940
                                                                    ===========

See accompanying Notes to Financial Statements.

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          Six Months ended      Year ended
                                                           April 30, 2001#   October 31, 2000
                                                           ---------------   ----------------
INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income .................................    $     8,865        $   103,673
  Net realized gain on investments ......................        281,588              8,595
  Net change in unrealized appreciation /
    (depreciation) on investments .......................        178,487           (223,492)
                                                             -----------        -----------
        NET INCREASE / (DECREASE) IN
          NET ASSETS RESULTING FROM OPERATIONS ..........        468,940           (110,224)
                                                             -----------        -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ............................        (79,130)          (100,781)
  From net realized gains ...............................         (2,517)                --
                                                             -----------        -----------
        TOTAL DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS         (81,647)          (100,781)
                                                             -----------        -----------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net (decrease) in net assets derived
  from net change in outstanding shares (a) .............       (146,636)        (2,202,947)
                                                             -----------        -----------
        TOTAL INCREASE / (DECREASE) IN NET ASSETS .......        240,657         (2,414,952)
                                                             -----------        -----------
NET ASSETS
  Beginning of period ...................................      8,202,594         10,617,546
                                                             -----------        -----------
  END OF PERIOD .........................................    $ 8,443,251        $ 8,202,594
                                                             ===========        ===========

(a) A summary of share transactions is as follows:

                                       Six Months ended                 Year ended
                                        April 30, 2001#              October 31, 2000
                                   --------------------------    --------------------------
                                     Shares          Value         Shares         Value
                                   -----------    -----------    -----------    -----------
Shares sold ....................         8,328    $    98,683         34,366    $   372,185
Shares issued for
  reinvestment of
  distributions ................         6,671         81,582          8,853        100,655
Shares redeemed ................       (27,528)      (326,901)      (243,564)    (2,675,787)
                                   -----------    -----------    -----------    -----------
Net increase / (decrease) ......       (12,529)   $  (146,636)      (200,345)   $(2,202,947)
                                   ===========    ===========    ===========    ===========

# Unaudited.

See accompanying Notes to Financial Statements.

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                               Six Months            Year           May 7, 1999*
                                                 ended              ended             through
                                             April 30, 2001#   October 31, 2000   October 31, 1999
                                             ---------------   ----------------   ----------------
Net asset value, beginning of period .......     $11.86             $11.91             $13.60
                                                 ------             ------             ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ....................       0.05               0.14               0.08
  Net realized and unrealized gain / (loss)
    on investments .........................       0.65              (0.08)             (1.77)
                                                 ------             ------             ------
Total from investment operations ...........       0.70               0.06              (1.69)
                                                 ------             ------             ------
LESS DISTRIBUTIONS:
  From net investment income ...............      (0.11)             (0.11)                --
  From net realized gains ..................      (0.01)                --                 --
                                                 ------             ------             ------
  Total distributions ......................      (0.12)             (0.11)                --
                                                 ------             ------             ------
  Net asset value, end of period ...........     $12.44             $11.86             $11.91
                                                 ======             ======             ======

  Total return .............................       5.92%++            0.57%            (12.43%)++

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) .....     $  8.4             $  8.2             $ 10.6

  Ratio of expenses to average net assets:         1.50%+             1.40%              1.29%+

  Ratio of net investment income to
    average net assets: ....................       2.20%+             1.18%              1.23%+

  Portfolio turnover rate ..................       8.36%++           26.22%             25.16%++

*  Commencement of operations.
#  Unaudited.
++ Not annualized.
+  Annualized.

See accompanying Notes to Financial Statements.

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Van Deventer & Hoch American Value Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital and above average current income with investments primarily in equity securities of U.S. companies (i.e. companies with at least a five-year operating history) which, in the opinion of the Fund's advisor, are undervalued by the market. The Fund began operations on May 7, 1999.

     On August 10, 2000, the shareholders of Allegiance American Value Fund, a series of Allegiance Investment Trust, approved an Agreement and Plan of Reorganization ("Reorganization Plan") for a tax-free reorganization whereby substantially all of the assets of the Allegiance American Value Fund were exchanged for shares of the Van Deventer & Hoch American Value Fund, a series of Advisors Series Trust. The Allegiance American Value Fund was the accounting survivor and therefore the operations and performance since the commencement of its operations on May 7, 1999 were carried over to the Fund.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

--------------------------------------------------------------------------------

     B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from generally accepted accounting principles. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment. The reclassification relates primarily to the net operating loss of the Fund which is not deductible for tax purposes and was reclassified to paid-in capital.

     D. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     A.   MANAGEMENT  FEE.  Van  Deventer  & Hoch  (the  "Advisor")  acts as the
          Investment Advisor to the Fund. The advisor provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.70% based upon the average daily net assets of the Fund. For the six months ended April 30, 2001, the Fund incurred $28,318 in Advisory Fees.

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

--------------------------------------------------------------------------------

     B. ADMINISTRATIVE SERVICE FEE. Pursuant to an Administrative Services Agreement, Van Deventer & Hoch provides certain administration services to the Fund. In consideration of the services provided by Van Deventer & Hoch, they receive a fee computed daily and paid monthly at an annual rate of 0.70% of the average daily net assets of the Fund. This fee arrangement requires them to absorb and pay out of their own resources all operating expenses that exceed an annual rate of 1.50% of the average daily net assets.

     C. DISTRIBUTION FEES. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.10% of the Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the six months ended April 30, 2001, the Fund paid the Distribution Coordinator in the amount of $7,776

     D. Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Fund asset level                        Fee rate
     ----------------                        --------
     Less than $15 million                   $30,000
     $15 million to less than $50 million 0.20% of average daily net assets $50 million to less than $100 million 0.15% of average daily net assets $100 million to less than $150 million 0.10% of average daily net assets
     More than $150 million                  0.05% of average daily net assets

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

--------------------------------------------------------------------------------

     E. First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     F. Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2001, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $658,790 and $774,433, respectively.

NOTE 6 - PRIVACY NOTICE

The Van Deventer & Hoch American Value Fund and Van Deventer & Hoch collect non-public information about you from the following sources:

     *    Information we receive about you on applications or other forms;
     *    Information you give us orally; and
     *    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

                                     ADVISOR

                               Van Deventer & Hoch
                        655 N. Central Avenue, Suite 1550
                           Glendale, California 91203


                                   DISTRIBUTOR

                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                             Phoenix, Arizona 85018


                                    CUSTODIAN

                           United Missouri Bank, N.A.
                               928 Grand Boulevard
                           Kansas City, Missouri 64106


                                 TRANSFER AGENT

                             ICA Fund Services Corp.
                      4455 East Camelback Road, Suite 261E
                             Phoenix, Arizona 85018
                                  800-576-8229


                                  LEGAL COUNSEL

                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104